                                        UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-PX

      ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-3420

Exact name of registrant as specified in charter:       Oppenheimer Integrity Funds

Address of principal executive offices:                 6803 South Tucson Way
                                                        Centennial, CO 80112

Name and address of agent for service:                  Two World Financial Center
                                                        225 Liberty Street
                                                        New York, NY 10281-1008

Registrant's telephone number, including area code:     303-768-3200

Date of fiscal year end:                                12/31

Date of reporting period:                               07/01/2004-06/30/2005

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03420
Reporting Period: 07/01/2004 - 06/30/2005
Oppenheimer Integrity Funds

========================== OPPENHEIMER CORE BOND FUND ==========================

CHESAPEAKE ENERGY CORP.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 10, 2005   Meeting Type: Annual
Record Date:  APR 26, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Aubrey K. McClendon       For       For        Management
1.2   Elect  Director Donald L. Nickles         For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Stock Option Plan                 For       Against    Management

========== END NPX REPORT

                                         SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                   Oppenheimer Integrity Funds, on behalf of Oppenheimer Bond Fund

By (Signature and Title)*:      /s/ John V. Murphy
                                ------------------
                                John V. Murphy, President

Date:                           August 24, 2005

*By:  /s/ Randy Legg
      --------------
      Randy Legg, Attorney in Fact